PROPERTY AND EQUIPMENT (Details) (USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,359		$ 3,036
Less accumulated depreciation	(436)
Property and equipment, net	3,923		3,036
Estimated Useful Life (Years)	5
Depreciation expense	$ 436